Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Warrants	Contributed surplus	Deficit	Accumulated other comprehensive loss
Equity, opening balance at Dec. 31, 2017	$ 165,821	$ 499,200	$ 906	$ 18,360	$ (351,840)	$ (805)
Exercise of derivative warrants	3,071	3,977	(906)
Exercise of stock options	943	1,473		(530)
Stock-based compensation	6,860			6,860
Net loss and comprehensive loss for the year	(64,120)				(64,120)
Equity, closing balance at Dec. 31, 2018	112,575	504,650	0	24,690	(415,960)	(805)
Issue of common shares	236,747	236,747
Share issue costs	(13,629)	(13,629)
Exercise of derivative warrants	40,507	40,507	(906)
Exercise of stock options	13,748	22,197		(8,449)
Stock-based compensation	7,414			7,414
Net loss and comprehensive loss for the year	(123,846)
Equity, closing balance at Dec. 31, 2019	$ 273,516	$ 790,472	$ 0	$ 23,655	$ (539,806)	$ (805)